SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Fair value of expired warrants issued on public offering, , Historical Average Exercise Price Beginning Balance		$ 1.05	$ 1.77	$ 6.15
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance		18,972,338	2,349,318	3,512,171
Warrants and Compensation Options, Historical Fair value Ending Balance		$ 11,157,738	$ 670,115	$ 5,905,642
Warrants and Compensation Options,, Historical Average Exercise Price		$ 1.07	$ 0.74	$ 3.27
Historical fair value assigned to warrants exercised, Number of Warrants/Compensation options		(1,961,733)	(1,680,395)	(2,364,066)
Historical fair value assigned to warrants exercised, Historical Fair value		$ (2,098,780)	$ (1,260,120)	$ (4,418,783)
Fair value of expired warrants, , Historical Average Exercise Price			$ 1.17	$ 4.50
Fair value of expired warrants, Number of Warrants/Compensation options			(14,250)	(584,787)
Fair value of expired warrants, Historical Fair value			$ (16,616)	$ (816,744)
Fair value of expired warrants issued on public offering, , Historical Average Exercise Price
Fair value of expired warrants issued on public offering, Number of Warrants/Compensation options				1,786,000
Fair value of expired warrants issued on public offering, Historical Fair value
Fair value of warrant issued on private placement, , Historical Average Exercise Price		$ 3.34	$ 1.00
Fair value of warrant issued on private placement, Number of Warrants/Compensation options		11,000,000	11,804,753
Fair value of warrant issued on private placement, Historical Fair value		$ 36,706,752	$ 11,764,359
Other warrants issued on private placements, Historical Average Exercise Price	[1]
Other warrants issued on private placements, Number of Warrants/Compensation options	[1]	13,636,364	8,111,112
Other warrants issued on private placements, Historical Fair value	[1]
Other warrants exercised, , Historical Average Exercise Price	[1]
Other warrants exercised, Number of Warrants/Compensation options	[1]	(4,282,028)	(1,598,200)
Other warrants exercised, Historical Fair value	[1]
Adjustment due to change in functional currency, Historical Average Exercise Price	[1]
Adjustment due to change in functional currency, Number of Warrants/Compensation options
Adjustment due to change in functional currency, Historical Fair value		$ (15,166,108)
Fair value of expired warrants issued on public offering, , Historical Average Exercise Price Ending Balance		$ 3.77	$ 1.05	$ 1.77
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		37,364,941	18,972,338	2,349,318
Warrants and Compensation Options, Historical Fair value Ending Balance		$ 30,599,602	$ 11,157,738	$ 670,115

[1]	The fair value of these warrants is included in derivative warrant liability. (Note 10)